Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Materials, energy and consumables used
Cost of raw materials	R 114,889	R 126,338	R 100,607
Cost of energy and other consumables used in production process	23,068	25,959	23,392
Materials, energy and consumables used	137,957	152,297	123,999
Carbon tax expense	R 1,400	R 1,700	R 1,200